Fair Value Measurements (Short-term Receivables and Payables, Narrative) (Details) - Sohu [Member] - Fair Value, Measurements, Recurring [Member] ¥ in Millions		1 Months Ended						2 Months Ended
	Apr. 03, 2020 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	May 31, 2019 USD ($)	May 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Credit agreement with ICBC [Member] | ICBC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank						$ 116,600,000	¥ 800
Additional interest rate over LPR						1.20%	1.20%
Installments of bank loan payable						four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment.	four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment.
Total outstanding balance of bank loan										$ 0	$ 0
Credit agreement with CMB [Member] | CMB [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans may borrow from bank				$ 102,000,000.0	¥ 700
Installments of bank loan payable		The first installment of RMB45 million (or $6.7 million) was paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019.	The first installment of RMB45 million (or $6.7 million) was paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019.
Total outstanding balance of bank loan										$ 0	$ 0
Loan received from bank		$ 43,700,000	¥ 300	$ 58,300,000	¥ 400			$ 59,300,000	¥ 399
Short-term loan, interest rate		6.00%	6.00%	6.00%	6.00%			5.10%	5.10%
Credit agreement with Industrial and Commercial Bank of China Limited, Tokyo Branch ("ICBC Tokyo") | Changyou Merger [Member] | ICBC Tokyo [Member] | Sohu Game [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bearing interest of term facility	Three Month LIBOR plus a margin of 1.75%
Proportion of mortgaged outstanding of Changyou	97.90%
Deposit certificates pledged	$ 192,000,000
Exchange rate of deposit equivalent	0.1389
Credit agreement with Industrial and Commercial Bank of China Limited, Tokyo Branch ("ICBC Tokyo") | Maximum [Member] | Changyou Merger [Member] | ICBC Tokyo [Member] | Sohu Game [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loan	$ 250,000,000
Credit agreement with Industrial and Commercial Bank of China Limited, Tokyo Branch ("ICBC Tokyo") | Maximum [Member] | Changyou Merger [Member] | ICBC Tokyo [Member] | One-Year Facility [Member] | Sohu Game [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loan	100,000,000
Credit agreement with Industrial and Commercial Bank of China Limited, Tokyo Branch ("ICBC Tokyo") | Maximum [Member] | Changyou Merger [Member] | ICBC Tokyo [Member] | Four-Year Facility [Member] | Sohu Game [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Term Loan	$ 150,000,000